Employee benefit plans and compensation plans - Long-term incentive compensation plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee benefit plans and compensation plans.
Performance period	3 years
Amount expensed	$ 3.9	$ 16.6	$ 18.9
Accrued incentive compensation	$ 16.0	30.2
Amount received from former parent for transaction and retention bonuses		$ 5.4